FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT	12 Months Ended
Dec. 31, 2025
Financial Instruments Financial Risks And Capital Risks Management
FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT
24	FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT

a)	Categories of financial instruments

The following table sets out the financial instruments as at the end of the reporting period:

	2025	2024
	USD	USD
Financial assets
At amortized cost	5,476,025	7,722,459

Financial liabilities
At amortized cost	(9,548,383)	(28,128,661)

b)	Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements

The Group does not have any financial instruments which are subject to enforceable master netting arrangements or similar netting agreements.

c)	Financial risk management policies and objectives

The management of the Group monitors and manages the financial risks relating to the operations of the Group to ensure appropriate measures are implemented in a timely and effective manner. These risks include market risk (including currency risk and interest rate risk), credit risk and liquidity risk.

(i)	Market risk management

The Group activities are exposed primarily to the financial risks of changes in foreign currency exchange rates and interest rates. Management monitors risks associated with changes in foreign currency exchanges rates and interest rates and will consider appropriate measures should the need arise.

There has been no significant change to the Group’s exposure to market risk or the manner in which it manages and measures the risk.

(ii)	Foreign currency risk management

The Group also transacts business in foreign currencies other than its functional currencies, as further disclosed below, and is therefore exposed to foreign exchange risk.

The currency exposure of financial assets and financial liabilities denominated in currencies other than the Group’s functional currencies are as follows:

	Assets		Liabilities
	2025	2024	2025	2024
	USD	USD	USD	USD
HKD	933,919	638,471	3,959,501	5,408,928
EUR	1,800,135	3,253,699	3,936,467	6,668,340
CNY	199,339	149,711	471,019	108,961
PEN	208,705	839,614	82,937	659,893
MOP	552	511	-	96,141

Foreign currency sensitivity

The following table details the sensitivity to a 5% increase and decrease in the related foreign currencies against the functional currency (“USD”) with all the other variables held constant. 5% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 5% change in foreign currency rates.

	2025	2024	2023
	USD	USD	USD
HKD	(151,279)	(238,523)	(244,716)
EUR	(106,817)	(170,732)	(48,365)
CNY	(13,584)	2,038	(3,686)
PEN	6,288	8,986	(48,904)
MOP	28	(4,782)	(765)

(iii)	Interest rate risk management

The Group is exposed to cash flow interest rate risk as the Group has bank loans which are interest bearing. The interest rates and terms of repayment of the loans are disclosed in the Note 13 to the consolidated financial statements. The Group currently does not have an interest rate hedging policy.

Interest rate sensitivity analysis

The sensitivity analysis below has been determined based on the exposure to interest rate for non-derivative instruments at the end of the reporting period. A 50 basis point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

If interest rates on loans had been 50 basis points higher/lower and all other variables were held constant, the Group’s (loss) profit for the year would decrease/increase by approximately USD17,509 (2024: USD18,199, 2023: USD21,687).

The shareholder’s loans of the Group are carried at fixed interest rate and thus exposed the Group to fair value interest rate risk. Accordingly, no sensitivity analysis is performed.

(iv)	Credit risk and impairment assessment

Credit risk refers to the risk that the Group’s counterparties default on their contractual obligations resulting in financial losses to the Group. The Group’s credit risk exposures are primarily attributable to trade receivables, other receivables, restricted bank deposits, and cash and bank balances. The Group does not hold any collateral or other credit enhancements to cover its credit risks associated with its financial assets.

In order to minimize credit risk, the Group has delegated its finance team to develop and maintain the Group’s credit risk grading to categorize exposures according to their degree of risk of default. The finance team uses publicly available financial information and the Group’s own historical repayment records to rate its major customers and debtors. The Group’s exposure and the credit ratings of its counterparties are continuously monitored, and the aggregate value of transactions concluded is spread amongst approved counterparties.

Trade receivables

Before accepting any new customer, the Group uses an internal credit scoring system to assess the potential customer’s credit quality and defines credit limits by customer. Limits and scoring attributed to customers are reviewed regularly. Other monitoring procedures are in place to ensure that follow-up action is taken to recover overdue debts. In this regard, the management considers that the Group’s credit risk is significantly reduced.

The Group has concentration of credit risk as 64.3% (2024: 67.4%, 2023: 55.2%) and 89.2% (2024: 89.1%, 2023: 89.9%) of the total trade receivables was due from the Group’s largest customer and the five largest customers respectively. In order to minimize the credit risk, the management of the Group has delegated a team responsible for determination of credit limits and credit approvals.

In addition, the Group performs impairment assessment under ECL model on trade receivables individually. Impairment of USD807,536 (2024: USD315,976 reversed, 2023: USD253,459 recognized) is recognized during the year. Details of the quantitative disclosures are set out below in this note.

Other receivables

For other receivables, the management makes periodic individual assessment on the recoverability of other receivables based on historical settlement records, past experience, and also quantitative and qualitative information that is reasonable and supportive forward-looking information. The management believes that there is no significant increase in credit risk of these amounts since initial recognition and the Group provided impairment based on 12m ECL. For the years ended December 31, 2025 and 2024, the Group assessed the ECL for other receivables and deposits, USD162,498 allowance (2024: nil) is recognized during the year.

Restricted bank deposits/ cash and bank balances

Credit risk on restricted bank deposits/ cash and bank balances is limited because the counterparties are reputable banks with high credit ratings assigned by international credit agencies. The Group assessed 12m ECL for restricted bank deposits/ cash and bank balances by reference to information relating to probability of default and loss given default of the respective credit rating grades published by external credit rating agencies. Based on the average loss rates, the 12m ECL on pledged bank deposits/restricted bank deposits/bank balances is considered to be insignificant and therefore no loss allowance was recognized.

The Group’s internal credit risk grading framework comprises the following categories:

Category	Description	Trade receivables	Other financial assets
Low risk	The counterparty has a low risk of default and does not have any past-due amounts	Lifetime ECL – not credit- impaired	12-month ECL
Watch list	Debtor frequently repays after due dates but usually settle in full	Lifetime ECL – not credit- impaired	12-month ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources	Lifetime ECL – not credit-impaired	Lifetime ECL - not credit-impaired
Loss	There is evidence indicating the asset is credit impaired	Lifetime ECL – credit-impaired	Lifetime ECL - credit impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off	Amount is written off

The tables below detail the credit risk exposures of the Group’s financial assets, including trade receivables, other receivables, restricted bank deposits, and cash and bank balances, which are subject to ECL assessment:

					2025		2024
	Note	External credit rating	Internal credit rating	12m or lifetime ECL	Gross carrying amount	Allowance for credit losses	Gross carrying amount	Allowance for credit losses
Financial assets at amortized costs					USD	USD	USD	USD
Trade receivables – contract with customers	9	N/A	Low	Lifetime ECL	2,366	(47)	136,006	-
			Watch list	Lifetime ECL	2,517,075	(397,813)	1,405,627	(70,281)
			Doubtful	Lifetime ECL	396,070	(396,070)	96,896	(96,896)
			Loss	Lifetime ECL	99,918	(99,918)	-	-
					3,015,429	(893,848)	1,638,529	(167,177)

Other receivables	9	N/A	Low	12-month ECL	2,134,449	-	2,695,154	-
			Loss	Lifetime ECL	162,498	(162,498)	-	-
					2,296,947	(162,498)	2,695,154	-

Restricted bank deposits		AA	N/A	12-month ECL	253,188	-	592,652	-

Cash and bank balances		AA+	N/A	12-month ECL	966,807	-	2,963,301	-

Note: For trade receivables, the Group has applied the simplified approach in IFRS 9 to measure the loss allowance at lifetime ECL. Except for debtors with credit-impaired balances which are assessed individually, the Group determines the ECL on these items grouped by past due status for trade receivables. When there are indicators that the relevant trade receivables may be credit impaired, the relevant amounts will be assessed for ECL individually.

The Group uses aging to assess the impairment for its customers in relation to its operation because these customers consist of a large number of customers with common risk characteristics that are representative of the customers’ abilities to pay all amounts due in accordance with the contractual terms. Based on the Group’s assessment of historical credit loss experience of the existing debtors and all available forward looking information, the Group does not consider that default occurs for those contractual payments that are more than 90 days past due.

The Group used estimated loss rates based on aging for classes with different credit risk characteristics and exposures, and the estimated loss rates are estimated based on historical observed default rates over the expected life of the debtors and are adjusted for forward-looking information that is available without undue cost or effort. The grouping is regularly reviewed by management to ensure relevant information about specific debtors is updated.

(v)	Liquidity risk management

Liquidity risk is the risk that the Group will encounter difficulty in meeting financial obligations due to shortage of funds.

In assessing our liquidity, we monitor and analyze our cash on-hand and our operating expenditure commitments. Our liquidity needs are to meet our working capital requirements and operating expenses obligations. To date, we have financed our operations primarily through cash flows from operations, equity financing, and short-term borrowing from banks and third parties.

As of December 31, 2025, our cash and bank balances amounted to approximately USD1.0 million (2024: USD3.0 million), and our current assets were approximately USD13.8 million (2024: USD20.9 million), and our current liabilities were approximately USD10.6 million (2024: USD18.9 million). Based on the above considerations, management is of the opinion that the Company has sufficient funds to meet its working capital requirements and debt obligations, for at least the next 12 months from the consolidated financial statement filing date. However, there is no assurance that management will be successful in their plans. There are several factors that could potentially arise that could undermine the Company’s plans, such as changes in the demand for its services, economic conditions, its operating results not continuing to deteriorate and its bank and shareholders being able to provide continued financial support.

The Group maintains sufficient cash and cash equivalent, and internally generated cash flows to finance their activities.

Liquidity risk analyses

Non-derivative financial liabilities

The following table details the remaining contractual maturity for non-derivative financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. The table includes both interest and principal cash flows.

	On demand or within 1 year	1 to 2 years	2 to 5 years	Total
	USD	USD	USD	USD

2025
Trade payables	2,805,764	-	-	2,805,764
Other payables	358,789	-	-	358,789
Bank borrowings	5,622,926	-	-	5,622,926
Other borrowings	356,431	-	-	356,431
Amounts due to an ultimate beneficial shareholder	310,696	-	-	310,696
Lease liabilities	42,358	30,742	24,492	97,592
Total	9,496,964	30,742	24,492	9,552,198

2024
Trade payables	1,841,297	-	-	1,841,297
Other payables	778,114	-	-	778,114
Bank borrowings	10,313,887	39,103	-	10,352,990
Other borrowings	1,130,141	-	-	1,130,141
Amounts due to an ultimate beneficial shareholder	1,142,024	12,300,650	-	13,442,674
Lease liabilities	163,912	160,407	374,008	698,327
Total	15,369,375	12,500,160	374,008	28,243,543

(vi)	Fair value of financial assets and financial liabilities

The management considers that the carrying amounts of Group’s financial assets and financial liabilities approximate their respective fair values due to the relatively short-term maturity of these financial instruments. The fair values of other classes of financial assets and liabilities are disclosed in the respective notes to financial statements.

(d)	Capital risk management policies and objectives

The management manages its capital to ensure that the Group will be able to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce cost of capital.

The capital structure of the Company consists of equity attributable to owners of the Company, comprising issued capital and retained earnings as disclosed in the notes to consolidated financial statements.

Management monitors capital based on debt-to-equity ratio. The debt-to-equity ratio is calculated as total debt divided by total equity. Total debt is calculated as borrowings plus trade and other payables.

	2025	2024
	USD	USD

Total debts	10,607,521	31,699,979
Total equity	3,770,851	9,108,092

Debt-to-equity %	281	348

The Group is not subject to externally imposed capital requirements for the years ended December 31, 2025 and 2024.

The Group’s overall strategy remains unchanged from prior year.

(e)	Concentrations

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of their customers, and generally do not require collateral or other security from them. The Group evaluates their collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Group conducts periodic reviews of the financial condition and payment practices of their customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	2025		2024		2023
	USD	%	USD	%	USD	%

Amount of the Group’s revenue:	14,584,171	100.0	16,340,575	100.0	17,673,473	100.0
Customer A	5,498,478	37.7	-	-	-	-
Customer B	2,166,542	14.9	2,311,102	14.1	-	-
Customer C	-	-	3,738,420	22.9	352,182	2.0
Customer D	540,511	3.7	2,965,123	18.1	569,270	3.2
Customer E	-	-	-	-	7,188,782	40.7
Customer F	-	-	-	-	2,445,840	13.8

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	2025		2024		2023
	USD	%	USD	%	USD	%

Amount of the Group’s accounts receivable:	3,015,429	100.0	1,638,529	100.0	4,963,636	100.0
Customer A	1,939,732	64.3	1,104,043	67.4	-	-
Customer B	449,169	14.9	-	-	-	-
Customer C	88,353	2.9	169,616	10.4	13,962	0.3
Customer D	-	-	-	-	2,738,407	55.2
Customer E	-	-	-	-	1,105,487	22.3